ROU Assets and Lease Liabilities (Details) $ in Thousands	Jan. 01, 2021 USD ($)
ROU Assets And Lease Liabilities [Abstract]
OperatingLeaseRightsOfUseAsset	$ 3,481
Operating lease liabilities	3,481
Finance lease assets	897
Finance Lease, Liability	$ 897